RELATED PARTIES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Related Parties
Disclosure of transactions related companies

Related parties	Relation to Codere Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	3,708	3,708
Codere Newco S.A.U.	Parent of Codere Online	(63)	14,907	14,844
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	2,390	2,390
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	119	119
Iberargen, SA.	Subsidiary of Codere Group	-	5,061	5,061
Other retail companies	Subsidiary of Codere Group	-	751	751
Mexico retail companies	Subsidiary of Codere Group	-	3,993	3,993
Retail Latam	Subsidiary of Codere Group	-	1,118	1,118
TOTAL		(63)	32,047	31,984

Balance at 12/31/2024

Related parties	Relation to Codere Group	Current financial assets (Note 8)	Trade receivables (Note 9)	Current borrowings (Note 11)	Trade payables and other current liabilities (Note 12)
Codere Newco S.A.U.	Parent of Codere Online	320	-	11	1,035
Codere Apuestas España S.L. (CAES)	Subsidiary of Codere Group	-	75	-	698
Other retail companies	Subsidiary of Codere Group	-	173	175	956
Other Latam retail companies	Subsidiary of Codere Group	-	38	1,436	424
Codere Colombia, S.A.	Subsidiary of Codere Group	-	654	283	599
Alta Cordillera, S.A. / Hípica de Panamá, S.A.	Subsidiary of Codere Group	-	209	1,460	246
Total		320	1,149	3,365	3,958

2023

Related parties	Relation to Codere Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	3,609	3,609
Codere Newco S.A.U.	Parent of Codere Online	(157)	12,087	11,930
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	1,952	1,952
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	96	96
Iberargen, SA.	Subsidiary of Codere Group	548	3,212	3,760
Other retail companies	Subsidiary of Codere Group	-	755	755
Mexico retail companies	Subsidiary of Codere Group	-	3,998	3,998
Retail Latam	Subsidiary of Codere Group	-	2,903	2,903
TOTAL		391	28,612	29,003

Balance at 12/31/2023

Related parties	Relation to Codere Group	Trade receivables (Note 9)	Current borrowings (Note 11)	Trade payables and other current liabilities (Note 12)
Codere Newco S.A.U.	Parent of Codere Online	3,859	-	4,626
Codere Apuestas España S.L. (CAES)	Subsidiary of Codere Group	2,011	-	2,221
Other retail companies	Subsidiary of Codere Group	935	637	1,272
Other Latam retail companies	Subsidiary of Codere Group	13	2,618	835
Codere Colombia, S.A.	Subsidiary of Codere Group	612	325	425
Alta Cordillera, S.A. / Hípica de Panamá, S.A.	Subsidiary of Codere Group	717	1,517	291
Other	Member of the Board	-	8	-
Total		8,147	5,105	9,670

2022

Related parties	Relation to Codere Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	(3,645)	(3,645)
Codere Newco S.A.U.	Parent of Codere Online	-	(9,504)	(9,423)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	(1,520)	(1,520)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(162)	(162)
Other retail companies	Subsidiary of Codere Group	-	(857)	(857)
Mexico retail companies	Subsidiary of Codere Group	-	(3,456)	(3,456)
Retail Latam	Subsidiary of Codere Group	-	(3,365)	(3,365)
Total		-	22,509	22,509

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	(3,645)	(3,645)
Codere Newco S.A.U.	Parent of the Group	-	(9,504)	(9,423)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	(1,520)	(1,520)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(162)	(162)
Other retail companies	Subsidiary of Codere Group	-	(857)	(857)
Mexico retail companies	Subsidiary of Codere Group	-	(3,456)	(3,456)
Retail Latam	Subsidiary of Codere Group	-	(3,365)	(3,365)

Balance at 12/31/2022

Related Companies	Relation to the Group	Current financial assets (Note 7)	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of the Group	-	3	8	1,779
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-	-
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	109	-	369
Other retail companies	Subsidiary of Codere Group	-	-	306	788
Other latam retail companies	Subsidiary of Codere Group	-	1,034	3,187	1,497
CCOL	Subsidiary of Codere Group	-	2,832	68	1,953
ACOR/HIPA	Subsidiary of Codere Group	-	331	674	111
Total		-	4,309	4,243	6,497

2021

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	(4,847)	(4,847)
Codere Newco S.A.U.	Parent of the Group	(81)	(7,418)	(7,499)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(848)	(848)
Codere Italia S.P.A.	Subsidiary of Codere Group	(29)	-	(29)
Other retail companies	Subsidiary of Codere Group	-	(2,084)	(2,084)

Balance at 12/31/2021

Related Companies	Relation to the Group	Current financial assets (Note 7)	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of the Group	-	937	-	1,165
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-	468
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	-	-	749
King Bingo S.R.L.	Subsidiary of Codere Group	-	1	-	3
OBIN	Subsidiary of Codere Group	26	(18)	-	-
CTEC	Subsidiary of Codere Group	50	-	-	-
CITATI	Subsidiary of Codere Group	-	(7)	-	-
Other retail companies	Subsidiary of Codere Group	-	-	1,776	520
Other Latam retail companies	Subsidiary of Codere Group	-	2,405	1,143	824
Total		76	3,318	2,919	3,729

2020

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	(281)	-	(281)
Codere Newco S.A.U.	Parent of the Group	(12)	(3,220)	(3,232)
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	(7,066)	(7,066)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	(1,287)	(1,287)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(919)	(919)
Codere Apuestas S.A.U.	Subsidiary of Codere Group	-	(79)	(79)
Codere Italia S.P.A.	Subsidiary of Codere Group	(101)	(918)	(1,019)
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	-	(4,164)	(4,164)
Other retail companies	Subsidiary of Codere Group	-	(534)	(534)

Balance at 12/31/2020

Related Companies	Relation to the Group	Trade receivables (Note 8)	Non-current borrowings (Note 10)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	463	-	-	-
Codere Italia S.P.A.	Subsidiary of Codere Group	435	-	1,339	101
King Bingo S.R.L.	Subsidiary of Codere Group	2	-	-	-
Codere España S.A.	Subsidiary of Codere Group	-	21,191	6,644	281
Codere Newco S.A.U.	Subsidiary of Codere Group	-	250	9,048	152
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	-	-	-	-
Other retail companies	Subsidiary of Codere Group	36	-	746	945
Other Latam retail companies	Subsidiary of Codere Group	-	-	-	-
Total		936	21,441	17,777	1,479